UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     May 06, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-NAME CHANGE                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $138,166 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     6555   132568 SH       OTHER                   56792    75776        0
AMGEN INC                      COM              031162100      443     7700 SH       SOLE                     3410     4290        0
BANK OF AMERICA CORPORATION    COM              060505104     1093    16350 SH       OTHER                    8050     8300        0
CARDINAL HEALTH INC            COM              14149Y108     1293    22700 SH       OTHER                    9030    13670        0
CHEVRONTEXACO CORP             COM              166764100     3660    56609 SH       OTHER                   19238    37371        0
CISCO SYS INC                  COM              17275R102     1612   124229 SH       OTHER                   70420    53809        0
CITIGROUP INC                  COM              172967101     2732    79310 SH       OTHER                   43507    35803        0
COCA COLA CO                   COM              191216100      659    16280 SH       OTHER                   10370     5910        0
COLGATE PALMOLIVE CO           COM              194162103     4254    78150 SH       OTHER                   37800    40350        0
COMCAST CORP NEW               CL A SPL         20030N200     1124    40900 SH       OTHER                   15700    25200        0
CONOCOPHILLIPS                 COM              20825C104      594    11075 SH       OTHER                    4725     6350        0
DEERE & CO                     COM              244199105      794    20220 SH       OTHER                    6520    13700        0
DELL COMPUTER CORP             COM              247025109     1174    43000 SH       OTHER                   11270    31730        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1220    31400 SH       OTHER                   13000    18400        0
E M C CORP MASS                COM              268648102       95    13119 SH       OTHER                   13119        0        0
EXELON CORP                    COM              30161N101     1958    38839 SH       OTHER                   26957    11882        0
EXXON MOBIL CORP               COM              30231G102     6859   196260 SH       OTHER                  108698    87562        0
FEDERAL NATL MTG ASSN          COM              313586109     2977    45550 SH       OTHER                   16870    28680        0
GENERAL ELEC CO                COM              369604103     8220   322358 SH       OTHER                  160018   162340        0
HARLEY DAVIDSON INC            COM              412822108      544    13700 SH       OTHER                    3350    10350        0
HARLEYSVILLE NATL CORP PA      COM              412850109     3630   149203 SH       OTHER                   69005    80198        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      293    11663 SH       OTHER                    6597     5066        0
ILLINOIS TOOL WKS INC          COM              452308109     3769    64810 SH       OTHER                   20800    44010        0
INTEL CORP                     COM              458140100     3301   202750 SH       OTHER                   95380   107370        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4358    55565 SH       OTHER                   22580    32985        0
INTL PAPER CO                  COM              460146103     1087    32150 SH       OTHER                   12400    19750        0
JOHNSON & JOHNSON              COM              478160104    10551   182328 SH       OTHER                   75848   106480        0
JOHNSON CTLS INC               COM              478366107     1586    21900 SH       OTHER                    9200    12700        0
KOHLS CORP                     COM              500255104      990    17500 SH       OTHER                    5350    12150        0
MBNA CORP                      COM              55262L100     1115    74110 SH       OTHER                   24875    49235        0
MCGRAW HILL COS INC            COM              580645109     3447    62000 SH       OTHER                   21500    40500        0
MEDTRONIC INC                  COM              585055106     1187    26300 SH       OTHER                    8990    17310        0
MERCK & CO INC                 COM              589331107     6729   122844 SH       OTHER                   58313    64531        0
MICROSOFT CORP                 COM              594918104     6855   283160 SH       OTHER                  119760   163400        0
MORGAN STANLEY                 COM NEW          617446448     2799    72975 SH       OTHER                   33325    39650        0
NATIONAL PENN BANCSHARES INC   COM              637138108      342    12852 SH       SOLE                      420    12432        0
NOKIA CORP                     SPONSORED ADR    654902204      911    65019 SH       OTHER                   27950    37069        0
NORFOLK SOUTHERN CORP          COM              655844108      204    11000 SH       SOLE                    11000        0        0
PEPSICO INC                    COM              713448108     1732    43300 SH       OTHER                   16410    26890        0
PFIZER INC                     COM              717081103     2719    87250 SH       OTHER                   36041    51209        0
PNC FINL SVCS GROUP INC        COM              693475105      682    16096 SH       OTHER                    9647     6449        0
PPL CORP                       COM              69351T106     3825   107410 SH       OTHER                   74223    33187        0
PROCTER & GAMBLE CO            COM              742718109     5423    60902 SH       OTHER                   20121    40781        0
PROGRESS FINL CORP             COM              743266108     1044    80800 SH       SOLE                     9600    71200        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1009    27496 SH       OTHER                   26096     1400        0
ROYAL BANCSHARES PA INC        CL A             780081105      223    11436 SH       SOLE                    11436        0        0
SBC COMMUNICATIONS INC         COM              78387G103     1239    61749 SH       OTHER                   22861    38888        0
SCHLUMBERGER LTD               COM              806857108      431    11350 SH       OTHER                    3390     7960        0
UNION PAC CORP                 COM              907818108     1272    23125 SH       OTHER                    7350    15775        0
VERIZON COMMUNICATIONS         COM              92343V104     3151    89143 SH       OTHER                   37064    52079        0
WACHOVIA CORP 2ND NEW          COM              929903102     5489   161115 SH       OTHER                   34304   126811        0
WAL MART STORES INC            COM              931142103     6959   133750 SH       OTHER                   62900    70850        0
WALGREEN CO                    COM              931422109      548    18600 SH       OTHER                    9490     9110        0
WELLS FARGO & CO NEW           COM              949746101     1406    31250 SH       OTHER                   11260    19990        0